AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 100.8%
Exchange-Traded Funds**
iShares 10-20 Year Treasury Bond ETF	20,393	$2,221,817
iShares Convertible Bond ETF(a)	19,580	1,349,062
iShares Core High Dividend ETF	31,704	2,894,258
iShares Core S&P 500 ETF(a)	97,364	34,919,599
iShares Core S&P Small-Cap ETF(a)	32,741	2,854,688
iShares Core Total USD Bond Market ETF(a)	185,451	8,252,569
iShares ESG Aware MSCI USA ETF(a)	290,866	23,097,669
iShares GSCI Commodity Dynamic ETF(a)	32,845	1,173,223
iShares MSCI EAFE Growth ETF(a)	111,547	8,093,850
iShares MSCI EAFE Value ETF	221,915	8,550,385
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	124,235	6,296,230
iShares MSCI USA Min Vol Factor ETF(a)	41,519	2,744,406
iShares TIPS Bond ETF	34,264	3,594,294
iShares U.S. Energy ETF(a)	33,886	1,332,059
iShares U.S. Infrastructure ETF	37,718	1,216,028
iShares U.S. Treasury Bond ETF(a)	315,914	7,190,203

Total Long-Term Investments (cost $129,042,349)		115,780,340
Short-Term Investments — 40.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	11,641,256	11,641,256
PGIM Institutional Money Market Fund (cost $34,817,851; includes $34,703,176 of cash collateral for securities on loan)(b)(wa)	34,840,395	34,816,007

Total Short-Term Investments (cost $46,459,108)		46,457,263

TOTAL INVESTMENTS—141.2% (cost $175,501,457)		162,237,603

Liabilities in excess of other assets — (41.2)%		(47,298,313)

Net Assets — 100.0%		$114,939,290

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
GSCI	Goldman Sachs Commodity Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,788,419; cash collateral of $34,703,176 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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